Accounts Receivable - Net - Schedule of Maximum Exposure to Credit Risk Relating to Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 537,118	$ 952,402
Trade Accounts Receivable Aging Within One Year
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	424,060	902,995
Trade Accounts Receivable Aging Greater Than One Year
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	72,954	20,803
Trade Receivables
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 497,014	$ 923,798